Summary of Significant Accounting Policies - Schedule of Disaggregated of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exchanges Rates [Line Items]
Revenue	$ 3,970,674	$ 993,917	$ 7,565,671	$ 1,958,182	$ 8,381,274	$ 6,366,154
Percentage of Revenue					100.00%	100.00%
Insurance brokerage services [Member]
Schedule of Exchanges Rates [Line Items]
Revenue					$ 7,840,658	$ 6,366,154
Percentage of Revenue					93.50%	100.00%
Referral business [Member]
Schedule of Exchanges Rates [Line Items]
Revenue		$ 18,416		$ 18,416	$ 540,616
Percentage of Revenue					6.50%	0.00%